INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2016
Income Taxes Tables
Schedule of U.S. federal income tax rate

	Year Ended September 30, 2016	Year Ended September 30, 2015	Nine Months Ended September 30, 2014

Computed “expected” tax benefit	(35.0)%	(35.0)%	(35.0)%
Increase (decrease) in income taxes resulting from:
State taxes, net of federal benefit	(5.2)%	(5.2)%	(5.2)%
Permanent differences	4.2%	(4.6)%	-%
Tax reporting differences due to the reverse acquisition	-%	-%	11.3%
Increase in the valuation reserve	36.0%	44.8%	28.9%
	0.0%	0.0%	0.0%

Schedule of deferred income taxes

	September 30, 2016	September 30, 2015
Deferred tax assets:
Net operating loss carryforward	$3,801,000	$1,131,000
Stock-based compensation	703,000	384,000
Valuation allowance	(4,504,000)	(1,515,000)
Deferred tax assets	$-	$-